Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

NUVEEN SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

NUVEEN STRATEGIC MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class R6[3]	Class I	Class T
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.00%	0.25%
Other Expenses
Interest and Fees on Borrowings	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Interest and Related Expenses from Inverse Floaters	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Remainder of Other Expenses	0.07%	0.06%	0.07%	0.04%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.83%	1.62%	1.38%	0.60%	0.63%	0.88%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

2.	The section “Fund Summaries—Nuveen High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption						No Redemption
	A	C	C2	R6	I	T	A	C	C2	R6	I	T
1 Year	$501	$165	$140	$61	$64	$338	$501	$165	$140	$61	$64	$338
3 Years	$674	$511	$437	$192	$202	$524	$674	$511	$437	$192	$202	$524
5 Years	$861	$881	$755	$335	$351	$725	$861	$881	$755	$335	$351	$725
10 Years	$1,402	$1,922	$1,657	$750	$786	$1,307	$1,402	$1,922	$1,657	$750	$786	$1,307

3.	The section “Fund Summaries—Nuveen Short Duration High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses
Interest and Fees on Borrowings	0.03%	0.03%	0.03%	0.03%	0.03%
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%	0.01%
Remainder of Other Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.83%	1.63%	1.38%	0.63%	0.88%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

4.	The section “Fund Summaries—Nuveen Short Duration High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$333	$166	$140	$64	$338	$333	$166	$140	$64	$338
3 Years	$508	$514	$437	$202	$524	$508	$514	$437	$202	$524
5 Years	$699	$887	$755	$351	$725	$699	$887	$755	$351	$725
10 Years	$1,250	$1,933	$1,657	$786	$1,307	$1,250	$1,933	$1,657	$786	$1,307

5.	The section “Fund Summaries—Nuveen Strategic Municipal Opportunities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class T
Management Fees[3]	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.00%	0.25%
Other Expenses
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%
Remainder of Other Expenses	0.52%	0.42%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.24%	1.94%	0.92%	1.17%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.43)%	(0.33)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.81%	1.61%	0.61%	0.86%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to September 30, 2018 only with the approval of the Board of Trustees of the Fund.

6.	The section “Fund Summaries—Nuveen Strategic Municipal Opportunities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond September 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	I	T	A	C	I	T
1 Year	$380	$164	$62	$336	$380	$164	$62	$336
3 Years	$619	$561	$246	$567	$619	$561	$246	$567
5 Years	$900	$1,001	$463	$833	$900	$1,001	$463	$833
10 Years	$1,699	$2,224	$1,088	$1,594	$1,699	$2,224	$1,088	$1,594

NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen All-American Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class R6[3]	Class I	Class T
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.05%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.70%	1.50%	1.25%	0.47%	0.50%	0.75%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

2.	The section “Fund Summaries—Nuveen All-American Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption						No Redemption
	A	C	C2	R6	I	T	A	C	C2	R6	I	T
1 Year	$489	$153	$127	$48	$51	$325	$489	$153	$127	$48	$51	$325
3 Years	$634	$474	$397	$151	$160	$484	$634	$474	$397	$151	$160	$484
5 Years	$793	$818	$686	$263	$280	$657	$793	$818	$686	$263	$280	$657
10 Years	$1,254	$1,791	$1,511	$591	$628	$1,157	$1,254	$1,791	$1,511	$591	$628	$1,157

3.	The section “Fund Summaries—Nuveen Inflation Protected Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.05%	1.85%	1.60%	0.85%	1.10%
Fee Waivers and/or Expense Reimbursements[3]	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.57%	1.32%	0.57%	0.82%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.60% (1.05% after September 30, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Inflation Protected Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$376	$160	$134	$58	$332	$376	$160	$134	$58	$332
3 Years	$583	$540	$463	$229	$550	$583	$540	$463	$229	$550
5 Years	$822	$961	$831	$430	$801	$822	$961	$831	$430	$801
10 Years	$1,507	$2,134	$1,864	$1,010	$1,519	$1,507	$2,134	$1,864	$1,010	$1,519

5.	The section “Fund Summaries—Nuveen Intermediate Duration Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.08%	0.08%	0.07%
Total Annual Fund Operating Expenses	0.68%	1.48%	1.24%	0.49%	0.73%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

6.	The section “Fund Summaries—Nuveen Intermediate Duration Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$367	$151	$126	$50	$323	$367	$151	$126	$50	$323
3 Years	$511	$468	$393	$157	$478	$511	$468	$393	$157	$478
5 Years	$667	$808	$681	$274	$646	$667	$808	$681	$274	$646
10 Years	$1,121	$1,768	$1,500	$616	$1,134	$1,121	$1,768	$1,500	$616	$1,134

7.	The section “Fund Summaries—Nuveen Limited Term Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.55%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.63%	1.43%	0.98%	0.43%	0.68%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

8.	The section “Fund Summaries—Nuveen Limited Term Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$313	$146	$100	$44	$318	$313	$146	$100	$44	$318
3 Years	$447	$452	$312	$138	$462	$447	$452	$312	$138	$462
5 Years	$592	$782	$542	$241	$619	$592	$782	$542	$241	$619
10 Years	$1,017	$1,713	$1,201	$542	$1,075	$1,017	$1,713	$1,201	$542	$1,075

Nuveen High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class R6[3]	Class I	Class T
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.00%	0.25%
Other Expenses
Interest and Fees on Borrowings	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Interest and Related Expenses from Inverse Floaters	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Remainder of Other Expenses	0.07%	0.06%	0.07%	0.04%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.83%	1.62%	1.38%	0.60%	0.63%	0.88%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

2.	The section “Fund Summaries—Nuveen High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption						No Redemption
	A	C	C2	R6	I	T	A	C	C2	R6	I	T
1 Year	$501	$165	$140	$61	$64	$338	$501	$165	$140	$61	$64	$338
3 Years	$674	$511	$437	$192	$202	$524	$674	$511	$437	$192	$202	$524
5 Years	$861	$881	$755	$335	$351	$725	$861	$881	$755	$335	$351	$725
10 Years	$1,402	$1,922	$1,657	$750	$786	$1,307	$1,402	$1,922	$1,657	$750	$786	$1,307

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.04%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 501
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,402
1 Year	rr_ExpenseExampleNoRedemptionYear01	501
3 Years	rr_ExpenseExampleNoRedemptionYear03	674
5 Years	rr_ExpenseExampleNoRedemptionYear05	861
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,402
Nuveen High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.04%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	$ 165
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,922
Nuveen High Yield Municipal Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.04%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
Nuveen High Yield Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.04%	[1]
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.02%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	192
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 750
Nuveen High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.04%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
Nuveen High Yield Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.04%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.02%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 338
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	725
10 Years	rr_ExpenseExampleYear10	1,307
1 Year	rr_ExpenseExampleNoRedemptionYear01	338
3 Years	rr_ExpenseExampleNoRedemptionYear03	524
5 Years	rr_ExpenseExampleNoRedemptionYear05	725
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,307
Nuveen Short-Duration High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

3.	The section “Fund Summaries—Nuveen Short Duration High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses
Interest and Fees on Borrowings	0.03%	0.03%	0.03%	0.03%	0.03%
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%	0.01%
Remainder of Other Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.83%	1.63%	1.38%	0.63%	0.88%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

4.	The section “Fund Summaries—Nuveen Short Duration High Yield Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$333	$166	$140	$64	$338	$333	$166	$140	$64	$338
3 Years	$508	$514	$437	$202	$524	$508	$514	$437	$202	$524
5 Years	$699	$887	$755	$351	$725	$699	$887	$755	$351	$725
10 Years	$1,250	$1,933	$1,657	$786	$1,307	$1,250	$1,933	$1,657	$786	$1,307

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Short-Duration High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.03%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 333
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	699
10 Years	rr_ExpenseExampleYear10	1,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	333
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	699
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,250
Nuveen Short-Duration High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.03%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	$ 166
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Nuveen Short-Duration High Yield Municipal Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.03%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
Nuveen Short-Duration High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.03%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
Nuveen Short-Duration High Yield Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Fees on Borrowings	rr_Component1OtherExpensesOverAssets	0.03%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 338
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	725
10 Years	rr_ExpenseExampleYear10	1,307
1 Year	rr_ExpenseExampleNoRedemptionYear01	338
3 Years	rr_ExpenseExampleNoRedemptionYear03	524
5 Years	rr_ExpenseExampleNoRedemptionYear05	725
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,307
Nuveen Strategic Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN STRATEGIC MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

5.	The section “Fund Summaries—Nuveen Strategic Municipal Opportunities Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class T
Management Fees[3]	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.00%	0.25%
Other Expenses
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%
Remainder of Other Expenses	0.52%	0.42%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.24%	1.94%	0.92%	1.17%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.43)%	(0.33)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.81%	1.61%	0.61%	0.86%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Management fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to September 30, 2018 only with the approval of the Board of Trustees of the Fund.

6.	The section “Fund Summaries—Nuveen Strategic Municipal Opportunities Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond September 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	I	T	A	C	I	T
1 Year	$380	$164	$62	$336	$380	$164	$62	$336
3 Years	$619	$561	$246	$567	$619	$561	$246	$567
5 Years	$900	$1,001	$463	$833	$900	$1,001	$463	$833
10 Years	$1,699	$2,224	$1,088	$1,594	$1,699	$2,224	$1,088	$1,594

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that the fee waivers currently in place are not renewed beyond September 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Strategic Municipal Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 380
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	1,699
1 Year	rr_ExpenseExampleNoRedemptionYear01	380
3 Years	rr_ExpenseExampleNoRedemptionYear03	619
5 Years	rr_ExpenseExampleNoRedemptionYear05	900
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,699
Nuveen Strategic Municipal Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	$ 164
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,224
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	561
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,224
Nuveen Strategic Municipal Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	463
10 Years	rr_ExpenseExampleYear10	1,088
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	463
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,088
Nuveen Strategic Municipal Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 336
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	833
10 Years	rr_ExpenseExampleYear10	1,594
1 Year	rr_ExpenseExampleNoRedemptionYear01	336
3 Years	rr_ExpenseExampleNoRedemptionYear03	567
5 Years	rr_ExpenseExampleNoRedemptionYear05	833
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,594
Nuveen All-American Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fund Summaries—Nuveen All-American Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class R6[3]	Class I	Class T
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.05%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.70%	1.50%	1.25%	0.47%	0.50%	0.75%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

2.	The section “Fund Summaries—Nuveen All-American Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption						No Redemption
	A	C	C2	R6	I	T	A	C	C2	R6	I	T
1 Year	$489	$153	$127	$48	$51	$325	$489	$153	$127	$48	$51	$325
3 Years	$634	$474	$397	$151	$160	$484	$634	$474	$397	$151	$160	$484
5 Years	$793	$818	$686	$263	$280	$657	$793	$818	$686	$263	$280	$657
10 Years	$1,254	$1,791	$1,511	$591	$628	$1,157	$1,254	$1,791	$1,511	$591	$628	$1,157

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen All-American Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 489
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	793
10 Years	rr_ExpenseExampleYear10	1,254
1 Year	rr_ExpenseExampleNoRedemptionYear01	489
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	793
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,254
Nuveen All-American Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
Nuveen All-American Municipal Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
Nuveen All-American Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[1]
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	263
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 591
Nuveen All-American Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
Nuveen All-American Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 325
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,157
1 Year	rr_ExpenseExampleNoRedemptionYear01	325
3 Years	rr_ExpenseExampleNoRedemptionYear03	484
5 Years	rr_ExpenseExampleNoRedemptionYear05	657
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,157
Nuveen Inflation Protected Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

3.	The section “Fund Summaries—Nuveen Inflation Protected Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.05%	1.85%	1.60%	0.85%	1.10%
Fee Waivers and/or Expense Reimbursements[3]	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	1.57%	1.32%	0.57%	0.82%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.60% (1.05% after September 30, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

4.	The section “Fund Summaries—Nuveen Inflation Protected Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$376	$160	$134	$58	$332	$376	$160	$134	$58	$332
3 Years	$583	$540	$463	$229	$550	$583	$540	$463	$229	$550
5 Years	$822	$961	$831	$430	$801	$822	$961	$831	$430	$801
10 Years	$1,507	$2,134	$1,864	$1,010	$1,519	$1,507	$2,134	$1,864	$1,010	$1,519

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Inflation Protected Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 376
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,507
1 Year	rr_ExpenseExampleNoRedemptionYear01	376
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	822
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,507
Nuveen Inflation Protected Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	$ 160
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	2,134
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	540
5 Years	rr_ExpenseExampleNoRedemptionYear05	961
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,134
Nuveen Inflation Protected Municipal Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	$ 134
3 Years	rr_ExpenseExampleYear03	463
5 Years	rr_ExpenseExampleYear05	831
10 Years	rr_ExpenseExampleYear10	1,864
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	463
5 Years	rr_ExpenseExampleNoRedemptionYear05	831
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,864
Nuveen Inflation Protected Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	430
10 Years	rr_ExpenseExampleYear10	1,010
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	229
5 Years	rr_ExpenseExampleNoRedemptionYear05	430
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,010
Nuveen Inflation Protected Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 332
3 Years	rr_ExpenseExampleYear03	550
5 Years	rr_ExpenseExampleYear05	801
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_ExpenseExampleNoRedemptionYear01	332
3 Years	rr_ExpenseExampleNoRedemptionYear03	550
5 Years	rr_ExpenseExampleNoRedemptionYear05	801
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,519
Nuveen Intermediate Duration Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

5.	The section “Fund Summaries—Nuveen Intermediate Duration Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.08%	0.08%	0.07%
Total Annual Fund Operating Expenses	0.68%	1.48%	1.24%	0.49%	0.73%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

6.	The section “Fund Summaries—Nuveen Intermediate Duration Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$367	$151	$126	$50	$323	$367	$151	$126	$50	$323
3 Years	$511	$468	$393	$157	$478	$511	$468	$393	$157	$478
5 Years	$667	$808	$681	$274	$646	$667	$808	$681	$274	$646
10 Years	$1,121	$1,768	$1,500	$616	$1,134	$1,121	$1,768	$1,500	$616	$1,134

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Intermediate Duration Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 367
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	667
10 Years	rr_ExpenseExampleYear10	1,121
1 Year	rr_ExpenseExampleNoRedemptionYear01	367
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	667
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,121
Nuveen Intermediate Duration Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	$ 151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	808
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,768
Nuveen Intermediate Duration Municipal Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,500
Nuveen Intermediate Duration Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	616
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	157
5 Years	rr_ExpenseExampleNoRedemptionYear05	274
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 616
Nuveen Intermediate Duration Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 323
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	646
10 Years	rr_ExpenseExampleYear10	1,134
1 Year	rr_ExpenseExampleNoRedemptionYear01	323
3 Years	rr_ExpenseExampleNoRedemptionYear03	478
5 Years	rr_ExpenseExampleNoRedemptionYear05	646
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,134
Nuveen Limited Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmt_SupplementTextBlock

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

7.	The section “Fund Summaries—Nuveen Limited Term Municipal Bond Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I	Class T
Management Fees	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.55%	0.00%	0.25%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.63%	1.43%	0.98%	0.43%	0.68%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

8.	The section “Fund Summaries—Nuveen Limited Term Municipal Bond Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	C	C2	I	T	A	C	C2	I	T
1 Year	$313	$146	$100	$44	$318	$313	$146	$100	$44	$318
3 Years	$447	$452	$312	$138	$462	$447	$452	$312	$138	$462
5 Years	$592	$782	$542	$241	$619	$592	$782	$542	$241	$619
10 Years	$1,017	$1,713	$1,201	$542	$1,075	$1,017	$1,713	$1,201	$542	$1,075

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Nuveen Limited Term Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	$ 313
3 Years	rr_ExpenseExampleYear03	447
5 Years	rr_ExpenseExampleYear05	592
10 Years	rr_ExpenseExampleYear10	1,017
1 Year	rr_ExpenseExampleNoRedemptionYear01	313
3 Years	rr_ExpenseExampleNoRedemptionYear03	447
5 Years	rr_ExpenseExampleNoRedemptionYear05	592
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,017
Nuveen Limited Term Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	$ 146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
1 Year	rr_ExpenseExampleNoRedemptionYear01	146
3 Years	rr_ExpenseExampleNoRedemptionYear03	452
5 Years	rr_ExpenseExampleNoRedemptionYear05	782
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,713
Nuveen Limited Term Municipal Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
Nuveen Limited Term Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	542
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	138
5 Years	rr_ExpenseExampleNoRedemptionYear05	241
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 542
Nuveen Limited Term Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 318
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,075
1 Year	rr_ExpenseExampleNoRedemptionYear01	318
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	619
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,075

[1]	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.
[2]	Management fees and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to September 30, 2018 only with the approval of the Board of Trustees of the Fund.
[4]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through September 30, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.60% (1.05% after September 30, 2018) of the average daily net assets of any class of Fund shares. The expense limitation expiring September 30, 2018 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.